Retirement And Other Benefit Plans (Schedule Of Asset Allocation For Pension Plans Acceptable Range And Target Allocation By Asset Category) (Details)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Acceptable Percentage of Plan Range Assets, Minimum	34.00%
Target Acceptable Percentage of Plan Range Assets, Maximum	42.00%
Asset Allocation	38.00%	34.00%	59.00%
Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Acceptable Percentage of Plan Range Assets, Minimum	58.00%
Target Acceptable Percentage of Plan Range Assets, Maximum	66.00%
Asset Allocation	62.00%	65.00%	39.00%
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Acceptable Percentage of Plan Range Assets, Minimum	0.00%
Target Acceptable Percentage of Plan Range Assets, Maximum	5.00%
Asset Allocation	0.00%	1.00%	2.00%